Deferred Tax Assets and Liabilities - Movement in Temporary Differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Opening balance	₺ (976,288)	₺ (709,628)
Income statement charge	337,495	(215,121)	₺ 159,472
Tax charge relating to components of other comprehensive income	173,113	(48,723)	(157,203)
Exchange differences	(35,543)	(2,816)
Ending balance	₺ (501,223)	₺ (976,288)	₺ (709,628)